Commitments and Contigencies (Details)				3 Months Ended	12 Months Ended
	Jan. 31, 2025 USD ($)	Jul. 25, 2023 USD ($)	Feb. 01, 2022 USD ($) ft²	Apr. 30, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Jul. 31, 2022 USD ($)
Commitments and Contigencies [Line Items]
Employment agreemnets expiration date				Jan. 31, 2025	Jan. 31, 2025
Annual salary received per annum	$ 250,000			$ 250,000	$ 250,000			$ 150,000
Percentage of performance bonus				3.50%	3.50%
Incurred expenses	3,000,000				$ 3,000,000
Estimated amount	5,200,000			$ 5,200,000	5,200,000
Estimated cost budget				3,200,000	3,200,000
Milestone payment				3,000,000	3
Warehouse space (in Square Feet) | ft²			12,000
Monthly rental payments			$ 3,000
Lease expires date			Jan. 31, 2025
Proceeds of amount		$ 106,528				$ 106,528
Due amount		118,675
Legal fees				500,000	500,000
Cash	1,000,000			1,000,000	1,000,000
Settlement liabilities current						$ 100,000	$ 100,000
Sorrento Therapeutics Inc. [Member]
Commitments and Contigencies [Line Items]
Reserve for bad debts		$ 118,675
CFO [Member]
Commitments and Contigencies [Line Items]
Annual salary received per annum	$ 210,000			$ 210,000	$ 210,000
Mr. Goodman [Member]
Commitments and Contigencies [Line Items]
Annual salary received per annum								$ 110,000